Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2015
Guarantor and Non Guarantor Financial Information [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,998.0	$1,184.0	$6,622.4	$(5,111.7)	$5,692.7
Cost of products sold	2,457.8	1,080.0	5,301.6	(5,115.4)	3,724.0

Gross Profit	540.2	104.0	1,320.8	3.7	1,968.7
Selling, distribution, and administrative expenses and other special project costs	234.9	53.8	799.2	—	1,087.9
Amortization	4.2	—	106.7	—	110.9
Other operating expense (income) - net	0.3	(2.4)	—	—	(2.1)

Operating Income	300.5	52.6	414.9	3.7	772.0
Interest (expense) income - net	(80.7)	1.2	(0.4	—	(79.9)
Other debt costs	(173.3)	—	—	—	(173.3)
Other income - net	0.6	0.1	3.5	—	4.2
Equity in net earnings of subsidiaries	312.6	131.4	52.7	(496.7)	—

Income Before Income Taxes	360.0	185.3	470.7	(493.0)	523.0
Income taxes	15.1	0.4	162.6	—	178.1

Net Income	$344.9	$184.9	$308.1	$(493.0)	$344.9
Other comprehensive loss, net of tax	(58.2)	(18.5)	(43.3)	61.8	(58.2)

Comprehensive Income	$286.7	$166.4	$264.8	$(431.2)	$286.7

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,162.8	$1,278.8	$6,601.3	$(5,432.3)	$5,610.6
Cost of products sold	2,573.6	1,166.0	5,268.5	(5,428.5)	3,579.6

Gross Profit	589.2	112.8	1,332.8	(3.8)	2,031.0
Selling, distribution, and administrative expenses and other special project costs	197.1	47.5	769.8	—	1,014.4
Amortization	4.2	—	94.7	—	98.9
Other operating (income) expense - net	(1.3)	0.9	(0.9)	—	(1.3)

Operating Income	389.2	64.4	469.2	(3.8)	919.0
Interest (expense) income - net	(80.8)	1.2	(1.5)	1.7	(79.4)
Other income (expense) - net	10.8	—	1.0	(1.7	10.1
Equity in net earnings of subsidiaries	345.1	141.4	64.4	(550.9)	—

Income Before Income Taxes	664.3	207.0	533.1	(554.7)	849.7
Income taxes	99.1	0.4	185.0	—	284.5

Net Income	$565.2	$206.6	$348.1	$(554.7)	$565.2
Other comprehensive income, net of tax	25.0	27.4	6.0	(33.4)	25.0

Comprehensive Income	$590.2	$234.0	$354.1	$(588.1)	$590.2

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,447.6	$1,296.4	$5,430.3	$(5,276.6)	$5,897.7
Cost of products sold	3,957.3	1,190.6	4,015.0	(5,292.8)	3,870.1

Gross Profit	490.3	105.8	1,415.3	16.2	2,027.6
Selling, distribution, and administrative expenses and other special project costs	199.0	42.9	781.5	—	1,023.4
Amortization	4.8	—	92.0	—	96.8
Other operating (income) expense - net	(2.7)	(2.2)	1.9	—	(3.0)

Operating Income	289.2	65.1	539.9	16.2	910.4
Interest (expense) income - net	(94.4)	1.2	(0.2)	—	(93.4)
Other income (expense) - net	0.7	1.1	(1.5)	—	0.3
Equity in net earnings of subsidiaries	408.6	156.7	66.4	(631.7)	—

Income Before Income Taxes	604.1	224.1	604.6	(615.5)	817.3
Income taxes	59.9	0.4	212.8	—	273.1

Net Income	$544.2	$223.7	$391.8	$(615.5)	$544.2
Other comprehensive income, net of tax	7.4	9.0	4.1	(13.1)	7.4

Comprehensive Income	$551.6	$232.7	$395.9	$(628.6)	$551.6

CONDENSED CONSOLIDATED BALANCE SHEETS

CONDENSED CONSOLIDATING BALANCE SHEETS

	April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$7.1	$—	$118.5	$—	$125.6
Inventories	—	180.3	979.6	3.7	1,163.6
Other current assets	427.4	4.8	343.5	(12.6)	763.1

Total Current Assets	434.5	185.1	1,441.6	(8.9)	2,052.3
Property, Plant, and Equipment-Net	258.0	591.3	829.0	—	1,678.3
Investments in Subsidiaries	14,610.4	4,179.7	272.4	(19,062.5)	—
Intercompany Receivable	—	305.2	133.1	(438.3)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	4,927.8	—	6,009.8
Other intangible assets-net	501.1	—	6,449.2	—	6,950.3
Other noncurrent assets	55.6	10.5	125.8	—	191.9

Total Other Noncurrent Assets	1,638.7	10.5	11,502.8	—	13,152.0

Total Assets	$16,941.6	$5,271.8	$14,178.9	$(19,509.7)	$16,882.6

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$484.0	$82.6	$468.6	$(12.6)	$1,022.6
Noncurrent Liabilities
Long-term debt	5,944.9	—	—	—	5,944.9
Deferred income taxes	106.9	—	2,366.4	—	2,473.3
Intercompany payable	3,080.2	—	—	(3,080.2)	—
Other noncurrent liabilities	238.7	15.2	101.0	—	354.9

Total Noncurrent Liabilities	9,370.7	15.2	2,467.4	(3,080.2)	8,773.1

Total Liabilities	9,854.7	97.8	2,936.0	(3,092.8)	9,795.7

Total Shareholders’ Equity	7,086.9	5,174.0	11,242.9	(16,416.9)	7,086.9

Total Liabilities and Shareholders’ Equity	$16,941.6	$5,271.8	$14,178.9	$(19,509.7)	$16,882.6

CONDENSED CONSOLIDATING BALANCE SHEETS

	April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$6.8	$—	$146.7	$—	$153.5
Inventories	—	173.3	761.4	(3.7)	931.0
Other current assets	360.2	9.9	94.6	(10.1)	454.6

Total Current Assets	367.0	183.2	1,002.7	(13.8)	1,539.1
Property, Plant, and Equipment - Net	233.6	551.1	480.9	—	1,265.6
Investments in Subsidiaries	8,367.6	4,063.3	237.9	(12,668.8)	—
Intercompany Receivable	—	315.5	1,132.2	(1,447.7)	—
Other Noncurrent Assets
Goodwill	1,082.0	—	2,016.2	—	3,098.2
Other intangible assets - net	505.5	—	2,518.8	—	3,024.3
Other noncurrent assets	58.5	11.1	63.4	—	133.0

Total Other Noncurrent Assets	1,646.0	11.1	4,598.4	—	6,255.5

Total Assets	$10,614.2	$5,124.2	$7,452.1	$(14,130.3)	$9,060.2

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$590.7	$103.8	$201.4	$(10.1)	$885.8
Noncurrent Liabilities
Long-term debt	1,873.1	—	—	—	1,873.1
Deferred income taxes	107.6	—	913.1	—	1,020.7
Intercompany payable	2,792.9	—	—	(2,792.9)	—
Other noncurrent liabilities	220.3	12.8	17.9	—	251.0

Total Noncurrent Liabilities	4,993.9	12.8	931.0	(2,792.9)	3,144.8

Total Liabilities	5,584.6	116.6	1,132.4	(2,803.0)	4,030.6

Total Shareholders’ Equity	5,029.6	5,007.6	6,319.7	(11,327.3)	5,029.6

Total Liabilities and Shareholders’ Equity	$10,614.2	$5,124.2	$7,452.1	$(14,130.3)	$9,060.2

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2015
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$239.2	$87.8	$406.2	$—	$733.2

Investing Activities
Businesses acquired, net of cash acquired	(1,240.0)	—	(80.5)	—	(1,320.5)
Additions to property, plant, and equipment	(56.3)	(93.3)	(98.1)	—	(247.7)
Proceeds from disposal of property, plant, and equipment	—	1.1	1.5	—	2.6
Equity investments in subsidiaries	(2,715.3)	—	—	2,715.3	—
Repayments from (disbursements of) intercompany loans	—	10.2	(297.5)	287.3	—
Other - net	—	(5.8)	(24.3)	—	(30.1)

Net Cash (Used for) Provided by Investing Activities	(4,011.6)	(87.8)	(498.9)	3,002.6	(1,595.7)

Financing Activities
Short-term repayments - net	(5.3)	—	(17.1)	—	(22.4)
Proceeds from long-term debt	5,382.5	—	—	—	5,382.5
Repayments of long-term debt, including make-whole payments	(1,580.8)	—	(2,613.1)	—	(4,193.9)
Quarterly dividends paid	(254.0)	—	—	—	(254.0)
Purchase of treasury shares	(24.3)	—	—	—	(24.3)
Proceeds from stock option exercises	0.8	—	—	—	0.8
Investments in subsidiaries	—	—	2,715.3	(2,715.3)	—
Intercompany payable	287.3	—	—	(287.3)	—
Other - net	(33.5)	—	8.0	—	(25.5)

Net Cash Provided by (Used for) Financing Activities	3,772.7	—	93.1	(3,002.6)	863.2
Effect of exchange rate changes on cash	—	—	(28.6)	—	(28.6)

Net decrease in cash and cash equivalents	0.3	—	(28.2)	—	(27.9)
Cash and cash equivalents at beginning of year	6.8	—	146.7	—	153.5

Cash and Cash Equivalents at End of Year	$7.1	$—	$118.5	$—	$125.6

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2014
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$297.8	$168.5	$389.7	$—	$856.0

Investing Activities
Businesses acquired, net of cash acquired	—	—	(101.8)	—	(101.8)
Additions to property, plant, and equipment	(31.1)	(163.2)	(85.2)	—	(279.5)
Sales and maturities of marketable securities	10.0	—	—	—	10.0
Proceeds from disposal of property, plant, and equipment	—	0.6	10.1	—	10.7
Equity investments in subsidiaries	(108.9)	(17.1)	—	126.0	—
Repayments from (disbursements of) intercompany loans	—	9.3	(283.0)	273.7	—
Other - net	(3.2)	0.2	(6.7)	—	(9.7)

Net Cash (Used for) Provided by Investing Activities	(133.2)	(170.2)	(466.6)	399.7	(370.3)

Financing Activities
Short-term borrowing - net	248.4	—	—	—	248.4
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(238.0)	—	—	—	(238.0)
Purchase of treasury shares	(508.5)	—	—	—	(508.5)
Proceeds from stock option exercises	0.5	—	—	—	0.5
Investments in subsidiaries	—	—	126.0	(126.0)	—
Intercompany payable	273.7	—	—	(273.7)	—
Other - net	8.1	1.7	(37.7)	—	(27.9)

Net Cash (Used for) Provided by Financing Activities	(265.8)	1.7	88.3	(399.7)	(575.5)
Effect of exchange rate changes on cash	—	—	(13.1)	—	(13.1)

Net decrease in cash and cash equivalents	(101.2)	—	(1.7)	—	(102.9)
Cash and cash equivalents at beginning of year	108.0	—	148.4	—	256.4

Cash and Cash Equivalents at End of Year	$6.8	$—	$146.7	$—	$153.5

( )	Denotes use of cash

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$201.7	$46.4	$607.7	$—	$855.8

Investing Activities
Additions to property, plant, and equipment	(33.6)	(103.1)	(69.8)	—	(206.5)
Proceeds from disposal of property, plant, and equipment	—	0.1	3.2	—	3.3
Equity investments in subsidiaries	(3.7)	(174.2)	—	177.9	—
Repayments from (disbursements of) intercompany loans	—	227.4	(693.6)	466.2	—
Other - net	(9.5)	3.4	23.7	—	17.6

Net Cash (Used for) Provided by Investing Activities	(46.8)	(46.4)	(736.5)	644.1	(185.6)

Financing Activities
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(222.8)	—	—	—	(222.8)
Purchase of treasury shares	(364.2)	—	—	—	(364.2)
Proceeds from stock option exercises	2.2	—	—	—	2.2
Investments in subsidiaries	9.9	—	168.0	(177.9)	—
Intercompany payable	466.2	—	—	(466.2)	—
Other - net	3.5	—	(9.7)	—	(6.2)

Net Cash (Used for) Provided by Financing Activities	(155.2)	—	158.3	(644.1)	(641.0)
Effect of exchange rate changes on cash	—	—	(2.5)	—	(2.5)

Net (decrease) increase in cash and cash equivalents	(0.3)	—	27.0	—	26.7
Cash and cash equivalents at beginning of year	108.3	—	121.4	—	229.7

Cash and Cash Equivalents at End of Year	$108.0	$—	$148.4	$—	$256.4

( )	Denotes use of cash